Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	gst1_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A Shares of
Goldman Sachs Short-Term Conservative Income Fund
(the "Fund")

Supplement dated June 15, 2018 to the Prospectus, Summary Prospectus, and Statement of Additional Information ("SAI"), each dated November 30, 2017, as supplemented to date

At a meeting held on June 13-14, 2018, the Fund's Board of Trustees approved the following changes to the fees and features for the Fund's Class A Shares: (i) a decrease in the Distribution and Service (12b-1) fees from 0.25% to 0.15% of the Fund's average daily net assets attributable to Class A Shares; (ii) elimination of the initial sales charge (load) of up to 1.50% (as a percentage of offering price) imposed on purchases of Class A Shares; and (iii) for purchases of $1 million or more, elimination of the contingent deferred sales charge (CDSC) of 1.00% imposed in the event of certain redemptions within 18 months. If you exchange Class A Shares of another Goldman Sachs Fund that is subject to a CDSC into Class A Shares of the Fund, a CDSC may still apply as set forth in the Shareholder Guide section of the prospectus for your original Goldman Sachs Fund shares.

These changes will take effect on July 30, 2018.

Goldman Sachs Short-Term Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A Shares of
Goldman Sachs Short-Term Conservative Income Fund
(the "Fund")

Supplement dated June 15, 2018 to the Prospectus, Summary Prospectus, and Statement of Additional Information ("SAI"), each dated November 30, 2017, as supplemented to date

At a meeting held on June 13-14, 2018, the Fund's Board of Trustees approved the following changes to the fees and features for the Fund's Class A Shares: (i) a decrease in the Distribution and Service (12b-1) fees from 0.25% to 0.15% of the Fund's average daily net assets attributable to Class A Shares; (ii) elimination of the initial sales charge (load) of up to 1.50% (as a percentage of offering price) imposed on purchases of Class A Shares; and (iii) for purchases of $1 million or more, elimination of the contingent deferred sales charge (CDSC) of 1.00% imposed in the event of certain redemptions within 18 months. If you exchange Class A Shares of another Goldman Sachs Fund that is subject to a CDSC into Class A Shares of the Fund, a CDSC may still apply as set forth in the Shareholder Guide section of the prospectus for your original Goldman Sachs Fund shares.

These changes will take effect on July 30, 2018.